SALARIES AND SOCIAL SECURITY PAYABLES - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current
Salaries, annual complementary salaries, vacation, bonuses and their social security payables	$ 35,066	$ 40,607
Termination benefits	2,586	2,760
Total current salaries and security payables	37,652	43,367
Non-current
Termination benefits	2,747	3,012
Total non-current salaries and security payables	2,747	3,012
Total salaries and social security payables	$ 40,399	$ 46,379